RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Trading investments in debt securities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Trading securities
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	4,439,590	4,036,007
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	341,348	634,553
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Without grade or not available
Disclosure of financial assets [line items]
Financial assets	55	2,553
Sovereign | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	2,904,210	2,428,981
Sovereign | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	129,081	136,314
Other Public Entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	187,295	175,793
Central Banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets		13,966
Corporate | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	46,168	61,001
Corporate | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	9,359	4,084
Corporate | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Without grade or not available
Disclosure of financial assets [line items]
Financial assets	55	2,553
Financial Entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	1,301,917	1,370,232
Financial Entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	200,901	$ 480,189
Multilaterals | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	$ 2,007